Equity Activity (Tables)	12 Months Ended
Dec. 31, 2014
Equity Activity
Schedule of Reclassifications and Taxes Related to items of Other Comprehensive Income
Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2014:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,636)	$(438)	$(2,074)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(29)	$11	$(18)
Reclassification of (gains)/losses to other (income) and expense	5	(2)	3
Subsequent changes in previously impaired securities arising during
the period	0	0	0
Total net changes related to available-for-sale securities	$(24)	$9	$(15)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$958	$(341)	$618
Reclassification of (gains)/losses to:
Cost of sales	15	(7)	9
SG&A expense	(15)	6	(9)
Other (income) and expense	(98)	38	(60)
Interest expense	1	0	0
Total unrealized gains/(losses) on cash flow hedges	$861	$(304)	$557
Retirement-related benefit plans(1)
Prior service costs/(credits)	$1	$0	$1
Net (losses)/gains arising during the period	(9,799)	3,433	(6,366)
Curtailments and settlements	24	(7)	17
Amortization of prior service (credits)/costs	(114)	41	(73)
Amortization of net (gains)/losses	2,531	(852)	1,678
Total retirement-related benefit plans	$(7,357)	$2,615	$(4,742)
Other comprehensive income/(loss)	$(8,156)	$1,883	$(6,274)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," on pages 131 to 145 for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2013:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,335)	$(66)	$(1,401)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(4)	$2	$(3)
Reclassification of (gains)/losses to other (income) and expense	(8)	2	(5)
Subsequent changes in previously impaired securities arising during
the period	4	(1)	3
Total net changes related to available-for-sale securities	$(8)	$3	$(5)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$43	$(15)	$28
Reclassification of (gains)/losses to:
Cost of sales	34	(14)	21
SG&A expense	(39)	14	(25)
Other (income) and expense	(162)	62	(99)
Interest expense	0	0	0
Total unrealized gains/(losses) on cash flow hedges	$(123)	$47	$(76)
Retirement-related benefit plans(1)
Prior service costs/(credits)	16	$0	$16
Net (losses)/gains arising during the period	$5,369	(1,974)	3,395
Curtailments and settlements	(3)	1	(2)
Amortization of prior service (credits)/costs	(114)	40	(75)
Amortization of net (gains)/losses	3,499	(1,195)	2,304
Total retirement-related benefit plans	$8,767	$(3,128)	$5,639
Other comprehensive income/(loss)	$7,301	$(3,144)	$4,157

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," on pages 131 to 145 for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2012:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(44)	$10	$(34)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$8	$(4)	$4
Reclassification of (gains)/losses to other (income) and expense	(42)	17	(25)
Subsequent changes in previously impaired securities arising during
the period	20	(8)	12
Total net changes related to available-for-sale securities	$(14)	$5	$(9)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$32	$(27)	$5
Reclassification of (gains)/losses to:
Cost of sales	(7)	(6)	(13)
SG&A expense	(16)	4	(12)
Other (income) and expense	(237)	91	(146)
Interest expense	6	(3)	3
Total unrealized gains/(losses) on cash flow hedges	$(220)	$59	$(161)
Retirement-related benefit plans(1)
Prior service costs/(credits)	$—	$—	$—
Net (losses)/gains arising during the period	(7,489)	$2,327	$(5,162)
Curtailments and settlements	(2)	0	(2)
Amortization of prior service (credits)/costs	(148)	59	(89)
Amortization of net (gains)/losses	2,457	(874)	1,583
Total retirement-related benefit plans	$(5,182)	$1,513	$(3,669)
Other comprehensive income/(loss)	$(5,460)	$1,587	$(3,874)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," on pages 131 to 145 for additional information.)

Accumulated Other Comprehensive Income/(Loss) (net of tax)
Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on Cash Flow	Translation	Benefit	For-Sale	Comprehensive
	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2011	$71	1,767	(23,737)	13	(21,885)
Other comprehensive income before
reclassifications	5	(34)	(5,164)	16	(5,177)
Amount reclassified from accumulated
other comprehensive income	(167)	0	1,495	(25)	1,303
Total change for the period	(161)	(34)	(3,669)	(9)	(3,874)
December 31, 2012	(90)	1,733	(27,406)	4	(25,759)
Other comprehensive income before
reclassifications	28	(1,401)	3,409	0	2,036
Amount reclassified from accumulated
other comprehensive income	(103)	0	2,229	(5)	2,121
Total change for the period	(76)	(1,401)	5,639	(5)	4,157
December 31, 2013	(165)	332	(21,767)	(1)	(21,602)
Other comprehensive income before
reclassifications	618	(2,074)	(6,348)	(18)	(7,822)
Amount reclassified from accumulated
other comprehensive income	(60)	0	1,605	3	1,548
Total change for the period	557	(2,074)	(4,742)	(15)	(6,274)
December 31, 2014	$392	$(1,742)	$(26,509)	$(15)	$(27,875)

* Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.